Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
LNG terminal costs funded with accounts payable and accrued liabilities (including affiliates)	$ 276,788	$ 448,926	$ 163,830	$ 99,680	$ 0	$ 163,830